Organization and Principal Activities	12 Months Ended
Dec. 31, 2020
Organization and Principal Activities
Organization and Principal Activities

1. Organization and Principal Activities

Jupai Holdings Limited (the ‘‘Company’’ or the “Group”), formerly Jupai Investment Group, was incorporated on August 13, 2012 in the Cayman Islands. The Company, through its subsidiaries and consolidated variable interest entity, Shanghai Jupai Investment Group Co., Ltd. (‘‘Shanghai Jupai’’ or ‘‘the VIE’’) and the VIE’s subsidiaries  provides wealth management and asset management services to the high net worth individuals in the People’s Republic of China (‘‘PRC’’). The VIE's subsidiaries began offering services in 2010 through Shanghai Jupai, which was founded in the PRC on July 28, 2010.

The Company’s significant subsidiaries as of December 31, 2020  include the following:

	Date of	Place of	Percentage of
	Incorporation/Acquisition	Incorporation	Ownership
Shanghai Juxiang Investment Management Consulting Co., Ltd. ("Shanghai Juxiang")	July 16, 2013	PRC	100%
Baoyi Investment Consulting (Shanghai) Co., Ltd. ("Shanghai Baoyi")	July 16, 2015	PRC	100%
Jupai HongKong Investment Limited("Jupai Hong Kong")	August 21, 2012	Hong Kong	100%
Shanghai Baoyixuan Investment Management Center (Limited Partnership) ("Baoyixuan")	December 24, 2015	PRC	100%

Shanghai Jupai’s significant subsidiaries as of December 31, 2020  include the following:

		Place of	Percentage of
	Date of Incorporation/acquisition	Incorporation	Ownership
Juzhou Asset Management (Shanghai) Co., Ltd. ("Juzhou")	May 17, 2013	PRC	85%
Shanghai Jupai Yumao Fund Sales Co., Ltd. (“Yumao”)	February 26, 2014	PRC	100%

Shanghai E-Cheng’s significant subsidiaries as of December 31, 2020  include the following:

		Place of	Percentage of
	Date of Acquisition	Incorporation	Ownership
Shanghai Yidezhen Investment Management Center (Limited Partnership) ("Yidezhen")	July 16, 2015	PRC	100%